Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 16 – CONCENTRATIONS

For the year ended December 31, 2020 two customers accounted for 32% of total HiTek’s revenues, the largest of which represented 22%, while one customer which is a related party of HiTek represented 10% of HiTek’s revenues. As of December 31, 2020, the balance due from two customers accounted for 80% of the Company’s total trade account receivable, the largest of which accounted for 53%, followed by the balance due from a related party, which accounted for 27% of the Company’s trade accounts receivable.

For the year ended December 31, 2019, two customers accounted for 38% of total HiTek’s revenues, the largest of which represented 26%, while one customer which is a related party of HiTek represented 12% of HiTek’s revenues. As of December 31, 2019, the balance due from three customers accounted for 73% of the Company’s total trade account receivable, the largest of which accounted for 36%, followed by the balance due from a related party, which accounted for 22% of the Company’s trade accounts receivable.

For the year ended December 31, 2020, two suppliers accounted for 38% of the total purchases. At December 31, 2020, four suppliers accounted for 50% of the Company’s trade accounts payable.

For the year ended December 31, 2019, three suppliers accounted for 39% of the total purchases. At December 31, 2019, three suppliers accounted for 45% of the Company’s trade accounts payable.